Stockholders' Equity Matters (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended																		1 Months Ended		12 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 16, 2013	Oct. 15, 2013	Sep. 11, 2013	Jul. 15, 2013	Jun. 06, 2013	Apr. 15, 2013	Mar. 14, 2013	Jan. 17, 2013	Dec. 14, 2012	Nov. 21, 2012	Oct. 15, 2012	Oct. 11, 2012	Sep. 06, 2012	Jul. 13, 2012	Jun. 05, 2012	Apr. 13, 2012	Mar. 08, 2012	Dec. 31, 2013	Nov. 21, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Series A Junior Participating Preferred Stock	Jan. 15, 2014 Subsequent event
Stockholders' Equity Note
Share repurchases authorized amount																					$ 1,200,000
Remaining amount available under share repurchase program	66,035
Percentage of outstanding common stock authorized for repurchase	1.00%
Dividends declared (in dollars per share)		$ 0.2700		$ 0.2700		$ 0.2700		$ 0.2700		$ 0.2700			$ 4.0600	$ 0.2700		$ 0.2700		$ 0.2500			$ 1.0800	$ 5.1200	$ 0.9375
Dividends declared		51,683		51,625		51,597		51,460		51,296			700,000	46,473		46,336		42,791			208,900	328,707	178,281
Dividends paid ( in dollars per share)			$ 0.2700		$ 0.2700		$ 0.2700		$ 0.2700		$ 4.0600	$ 0.2700			$ 0.2700		$ 0.2500								$ 0.2700
Number of preferred stock purchase right entitled for each share of common stock																			1
Fractional value of shares																								0.001
Purchase price of rights																								$ 114.00
Dividends paid			51,625		51,597		51,460		51,296		700,000	46,473			46,336		42,791			140,000	206,798	318,845	172,616		51,683
Number of trading days used for value of special dividend											3 days
Common stock value for special dividend (in dollars per share)											$ 32.87									$ 32.87
Common stock issued in special dividend											$ 560,000
Common stock issued in special dividend (in shares)											17,000,000